Other Liabilities, Provisions and Commitments - Summary of Other Non-current Liabilities (Detail) - MXN ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [abstract]
Taxes payable	$ 38	$ 38
Debt with former shareholders	1,514	1,578
Other	241	825
Other non-current liabilities	$ 1,793	$ 2,441